Financing (Notes and Debentures) (Details) (USD $) In Millions, unless otherwise specified	Mar. 22, 2014	Dec. 28, 2013		Dec. 29, 2012
Debt Instrument [Line Items]
Commercial paper	$ 238.4	$ 0		$ 0
Bank credit agreement, unsecured	0	0		0
Term credit agreement, unsecured	400.0	400.0		700.0
Other bank borrowings, unsecured		0		2.8
Other notes payable, unsecured	21.1	21.4		22.6
Long-term debt, total	4,005.9	3,768.2		5,125.9
Less current maturities	(652.8)	(252.9)		(294.0)
Long-term portion	3,353.1	3,515.3		4,831.9
Mortgage notes payable, secured [Member]
Debt Instrument [Line Items]
Mortgage notes payable, secured	46.4	46.8		48.3
Senior notes [Member] | Floating Rate Senior Notes Due 2013 Unsecured [Member]
Debt Instrument [Line Items]
Senior Notes		0		250.0
Senior notes [Member] | 6.25% Senior Notes due 2014, unsecured [Member]
Debt Instrument [Line Items]
Senior Notes		0		500.0
Fixed interest rate of debt		6.25%
Senior notes [Member] | 5.625% Senior Notes due 2014, unsecured [Member]
Debt Instrument [Line Items]
Senior Notes	250.0	250.0		250.0
Fixed interest rate of debt	5.625%	5.625%
Senior notes [Member] | 3.40% Senior Notes due 2016, unsecured [Member]
Debt Instrument [Line Items]
Senior Notes	400.0	400.0		400.0
Fixed interest rate of debt	3.40%	3.40%
Senior notes [Member] | 6.35% Senior Notes due 2017, unsecured [Member]
Debt Instrument [Line Items]
Senior Notes	500.0	500.0		500.0
Fixed interest rate of debt	6.35%	6.35%
Senior notes [Member] | 5.00% Senior Notes due 2019, unsecured [Member]
Debt Instrument [Line Items]
Senior Notes	500.0	500.0		500.0
Fixed interest rate of debt	5.00%	5.00%
Senior notes [Member] | 3.95% Senior Notes due 2020, unsecured [Member]
Debt Instrument [Line Items]
Senior Notes	500.0	500.0		500.0
Fixed interest rate of debt	3.95%	3.95%
Senior notes [Member] | 4.75% Senior Notes due 2021, unsecured [Member]
Debt Instrument [Line Items]
Senior Notes	400.0	400.0		400.0
Fixed interest rate of debt	4.75%	4.75%
Second series notes [Member] | 3.00% Second Series Notes due 2014 unsecured [Member]
Debt Instrument [Line Items]
Senior Notes		0	[1]	302.2	[1]
Fixed interest rate of debt		3.00%
Senior Debentures [Member] | 7.45% Senior Debentures due 2027, unsecured [Member]
Debt Instrument [Line Items]
Senior Debentures	150.0	150.0		150.0
Fixed interest rate of debt	7.45%	7.45%
Senior Debentures [Member] | 7.25% Senior Debentures due 2031, unsecured [Member]
Debt Instrument [Line Items]
Senior Debentures	$ 600.0	$ 600.0		$ 600.0
Fixed interest rate of debt	7.25%	7.25%

[1]	See the caption "Satisfaction and Discharge of Indenture" later in this note.